Inventory - Schedule of Inventory (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Inventory, Net [Abstract]
Yarns	$ 19,082	¥ 138,470	¥ 133,431
provision for inventory obsolescence	(845)	(6,135)	(6,135)
Total	$ 18,236	¥ 132,335	¥ 127,296